Guarantees, commitments and risks - Expected payments for liabilities, trade and other payables (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Debt and derivatives
Guarantees, commitments and risks
Financial liabilities	€ 32,748	€ 27,157
Debt and derivatives | within 1 year
Guarantees, commitments and risks
Financial liabilities	8,948	6,928
Debt and derivatives | Later than one year and not later than two years
Guarantees, commitments and risks
Financial liabilities	2,338	2,971
Debt and derivatives | Later than two years and not later than three years
Guarantees, commitments and risks
Financial liabilities	1,760	1,542
Debt and derivatives | Later than three years and not later than four years
Guarantees, commitments and risks
Financial liabilities	3,177	1,274
Debt and derivatives | Later than four years and not later than five years
Guarantees, commitments and risks
Financial liabilities	2,209	2,714
Debt and derivatives | beyond 5 years
Guarantees, commitments and risks
Financial liabilities	14,316	11,728
Long-term debt and current portion of long-term debt
Guarantees, commitments and risks
Non-derivative financial liabilities	21,920	23,490
Long-term debt and current portion of long-term debt | within 1 year
Guarantees, commitments and risks
Non-derivative financial liabilities	2,908	3,301
Long-term debt and current portion of long-term debt | Later than one year and not later than two years
Guarantees, commitments and risks
Non-derivative financial liabilities	1,704	2,958
Long-term debt and current portion of long-term debt | Later than two years and not later than three years
Guarantees, commitments and risks
Non-derivative financial liabilities	1,259	1,541
Long-term debt and current portion of long-term debt | Later than three years and not later than four years
Guarantees, commitments and risks
Non-derivative financial liabilities	2,743	1,253
Long-term debt and current portion of long-term debt | Later than four years and not later than five years
Guarantees, commitments and risks
Non-derivative financial liabilities	1,785	2,714
Long-term debt and current portion of long-term debt | beyond 5 years
Guarantees, commitments and risks
Non-derivative financial liabilities	11,521	11,723
Short term debt
Guarantees, commitments and risks
Non-derivative financial liabilities	2,452	2,182
Short term debt | within 1 year
Guarantees, commitments and risks
Non-derivative financial liabilities	2,452	2,182
Long-term and current portion of long-term lease liabilities
Guarantees, commitments and risks
Non-derivative financial liabilities	5,622
Long-term and current portion of long-term lease liabilities | within 1 year
Guarantees, commitments and risks
Non-derivative financial liabilities	884
Long-term and current portion of long-term lease liabilities | Later than one year and not later than two years
Guarantees, commitments and risks
Non-derivative financial liabilities	632
Long-term and current portion of long-term lease liabilities | Later than two years and not later than three years
Guarantees, commitments and risks
Non-derivative financial liabilities	487
Long-term and current portion of long-term lease liabilities | Later than three years and not later than four years
Guarantees, commitments and risks
Non-derivative financial liabilities	434
Long-term and current portion of long-term lease liabilities | Later than four years and not later than five years
Guarantees, commitments and risks
Non-derivative financial liabilities	424
Long-term and current portion of long-term lease liabilities | beyond 5 years
Guarantees, commitments and risks
Non-derivative financial liabilities	2,761
Derivatives
Guarantees, commitments and risks
Derivative financial liabilities	2,754	1,485
Derivatives | within 1 year
Guarantees, commitments and risks
Derivative financial liabilities	2,704	1,445
Derivatives | Later than one year and not later than two years
Guarantees, commitments and risks
Derivative financial liabilities	2	13
Derivatives | Later than two years and not later than three years
Guarantees, commitments and risks
Derivative financial liabilities	14	1
Derivatives | Later than three years and not later than four years
Guarantees, commitments and risks
Derivative financial liabilities		21
Derivatives | beyond 5 years
Guarantees, commitments and risks
Derivative financial liabilities	34	5
Interest on finance debt and lease liabilities
Guarantees, commitments and risks
Non-derivative financial liabilities	6,037
Interest on finance debt and lease liabilities | within 1 year
Guarantees, commitments and risks
Non-derivative financial liabilities	935
Interest on finance debt and lease liabilities | Later than one year and not later than two years
Guarantees, commitments and risks
Non-derivative financial liabilities	754
Interest on finance debt and lease liabilities | Later than two years and not later than three years
Guarantees, commitments and risks
Non-derivative financial liabilities	616
Interest on finance debt and lease liabilities | Later than three years and not later than four years
Guarantees, commitments and risks
Non-derivative financial liabilities	575
Interest on finance debt and lease liabilities | Later than four years and not later than five years
Guarantees, commitments and risks
Non-derivative financial liabilities	475
Interest on finance debt and lease liabilities | beyond 5 years
Guarantees, commitments and risks
Non-derivative financial liabilities	2,682
Interest on finance debt
Guarantees, commitments and risks
Non-derivative financial liabilities	3,677	3,963
Interest on finance debt | within 1 year
Guarantees, commitments and risks
Non-derivative financial liabilities	594	655
Interest on finance debt | Later than one year and not later than two years
Guarantees, commitments and risks
Non-derivative financial liabilities	452	545
Interest on finance debt | Later than two years and not later than three years
Guarantees, commitments and risks
Non-derivative financial liabilities	353	436
Interest on finance debt | Later than three years and not later than four years
Guarantees, commitments and risks
Non-derivative financial liabilities	342	330
Interest on finance debt | Later than four years and not later than five years
Guarantees, commitments and risks
Non-derivative financial liabilities	269	320
Interest on finance debt | beyond 5 years
Guarantees, commitments and risks
Non-derivative financial liabilities	1,667	1,677
Interest on lease liabilities
Guarantees, commitments and risks
Non-derivative financial liabilities	2,360
Interest on lease liabilities | within 1 year
Guarantees, commitments and risks
Non-derivative financial liabilities	341
Interest on lease liabilities | Later than one year and not later than two years
Guarantees, commitments and risks
Non-derivative financial liabilities	302
Interest on lease liabilities | Later than two years and not later than three years
Guarantees, commitments and risks
Non-derivative financial liabilities	263
Interest on lease liabilities | Later than three years and not later than four years
Guarantees, commitments and risks
Non-derivative financial liabilities	233
Interest on lease liabilities | Later than four years and not later than five years
Guarantees, commitments and risks
Non-derivative financial liabilities	206
Interest on lease liabilities | beyond 5 years
Guarantees, commitments and risks
Non-derivative financial liabilities	1,015
Guarantees
Guarantees, commitments and risks
Non-derivative financial liabilities	926	668
Guarantees | within 1 year
Guarantees, commitments and risks
Non-derivative financial liabilities	€ 926	€ 668